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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        May 2, 2006

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Variable Insurance Trust (the "Trust") (File Nos. 33-74668 and 811-8326) on Behalf of:

                      MFS(R) Capital Opportunities Series
                      MFS(R) Emerging Growth Series
                      MFS(R) Global Equity Series
                      MFS(R) High Income Series
                      MFS(R) Investors Growth Stock Series
                      MFS(R) Investors Trust Series
                      MFS(R) Mid Cap Growth Series
                      MFS(R) Money Market Series
                      MFS(R) New Discovery Series
                      MFS(R) Research Bond Series
                      MFS(R) Research International Series
                      MFS(R) Research Series
                      MFS(R) Strategic Income Series
                      MFS(R) Total Return Series
                      MFS(R) Utilities Series
                      MFS(R) Value Series

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2006.

         Please call the undersigned at (617) 954-5064 or Claudia Murphy at
(617) 954-5406 with any questions you may have.

                                        Very truly yours,


                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Vice President & Senior Counsel

TMF/bjn